Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	7/20/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-2

5. Collateral Summary	Collection Period, Begin:	1/1/2020
	Collection Period, End:	1/31/2020
6. Charge-Off and Delinquency Rates	Determination Date:	2/18/2020
	Distribution Date:	2/20/2020
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13974MAA4	168,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13974MAB2	137,000,000.00	0.00	1.32000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	13974MAH9	75,000,000.00	0.00	2.24775000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13974MAC0	212,000,000.00	0.00	1.46000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13974MAD8	73,640,000.00	0.00	1.63000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13974MAE6	23,220,000.00	0.00	2.11000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13974MAF3	38,700,000.00	35,925,723.88	2.42000000	6,388,735.66	72,450.21	6,461,185.87	0.00	0.00	29,536,988.22
D	13974MAG1	27,090,000.00	27,090,000.00	3.16000000	0.00	71,337.00	71,337.00	0.00	0.00	27,090,000.00
Deal Totals		754,650,000.00	63,015,723.88		6,388,735.66	143,787.21	6,532,522.87	0.00	0.00	56,626,988.22

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
B	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
C	928.3132786	165.0836088	1.8720984	166.9557072	0.0000000	763.2296698
D	1,000.0000000	0.0000000	2.6333333	2.6333333	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	83.5032451
Ending Aggregate Note Pool Factor:	75.0374190

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	1/21/2020	2/19/2020	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	0.00	1/21/2020	2/19/2020	30/360	N/A	N/A	1.32000000	1.32000000	0.00
A-2b	0.00	1/21/2020	2/19/2020	Actual/360	1.65775000	0.59000000	N/A	2.24775000	0.00
A-3	0.00	1/21/2020	2/19/2020	30/360	N/A	N/A	1.46000000	1.46000000	0.00
A-4	0.00	1/21/2020	2/19/2020	30/360	N/A	N/A	1.63000000	1.63000000	0.00
B	0.00	1/21/2020	2/19/2020	30/360	N/A	N/A	2.11000000	2.11000000	0.00
C	35,925,723.88	1/21/2020	2/19/2020	30/360	N/A	N/A	2.42000000	2.42000000	72,450.21
D	27,090,000.00	1/21/2020	2/19/2020	30/360	N/A	N/A	3.16000000	3.16000000	71,337.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	72,450.21	0.00	72,450.21	0.00
D	0.00	71,337.00	0.00	71,337.00	0.00
Deal Totals	0.00	143,787.21	0.00	143,787.21	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
4. Collections and Distributions

Collections
Receipts During the Period	6,582,710.90
Administrative Purchase Payments	13,682.96
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	141,035.66
Other Fees or Expenses Paid	0.00
Total Collections	6,737,429.52

Beginning Reserve Account Balance	3,869,997.59
Total Available Amount	10,607,427.11

Distributions
Total Available Amount	10,607,427.11
Basic Servicing Fee	95,875.74
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	72,450.21
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	71,337.00
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,869,997.59
Noteholders' Regular Principal Distributable Amount	6,388,735.66
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	107,530.91

Supplemental Servicing Fees	105,325.00
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	21,900.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	47,835	13,690	13,190
	Aggregate Receivables Principal Balance	773,999,517.73	92,040,705.79	85,651,970.13
	Aggregate Receivables Face Amount	773,999,517.73	92,040,705.79	85,651,970.13
 There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	9.55000000	10.40217656	10.30193300	68.37	70.00	70.12	55.49	22.98	20.77

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.12%	1.15%	1.43%	1.28%	1.23%	1.15%	1.23%	1.31%	1.30%	1.58%	1.24%	1.43%	1.36%	1.32%	1.44%	1.21%	1.34%	1.27%	1.11%	1.35%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.22%	1.44%	1.31%	1.25%	1.22%	1.32%	1.28%	0.99%	1.37%	1.03%	1.08%	1.19%	1.04%	1.23%	1.21%	1.09%	1.00%	1.20%	1.08%	0.97%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.06%	0.95%	0.89%	0.75%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	88,846,337.96	73	429,654.46	5,885.68	5.8031%	13,190	315	2.3882%
Preceding	95,513,188.47	71	315,866.11	4,448.82	3.9685%	13,690	351	2.5639%
Next Preceding	102,643,140.14	89	454,497.21	5,106.71	5.3135%	14,234	333	2.3395%
Third Preceding	110,294,908.10	95	463,817.90	4,882.29	5.0463%	Three Month Average		2.4305%
Four Month Average					5.0329%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	773,999,517.73	35,171,144.03	4.5441%	31 - 60 days	866	7,040,955.03	8.2204%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	249	2,071,875.79	2.4189%
Capital Auto Receivables Asset Trust 2016-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	59	377,098.32	0.4403%
				> 120 days	7	71,809.57	0.0838%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		428	4,197,938.16
				Current Period		13	102,664.88
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		7	9,252.46
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		434	4,291,350.58

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,869,997.59	3,869,997.59	0.00	0.00	0.00	3,869,997.59	3,869,997.59

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,349,517.73
Current Overcollateralization	29,024,981.91
Overcollateralization Target	29,024,981.91

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.02%	0.40%	0.70%	0.79%	0.89%	1.14%	1.23%	1.29%	0.95%	0.81%	0.89%	0.93%	1.12%	1.25%	1.48%	1.56%	1.65%	1.78%	2.13%	2.04%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies	1.68%	1.38%	1.53%	1.69%	1.91%	1.99%	2.01%	2.41%	2.14%	2.33%	2.57%	2.60%	2.17%	1.92%	2.07%	2.01%	2.50%	2.18%	2.59%	2.87%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies	2.71%	2.92%	3.13%	2.94%
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-2 will perform in the future.